Employees and directors, Key Management Compensation (Details) - USD ($) $ in Millions	12 Months Ended		18 Months Ended
	Oct. 31, 2019	Apr. 30, 2017	Oct. 31, 2018
Key management compensation [Abstract]
Short-term employee benefits	$ 9.5	$ 8.0	$ 25.9
Share based payments	25.3	9.4	44.5
Total key management compensation	34.8	$ 17.4	$ 70.4
Post-employment benefits	$ 0.0